ACQUISITIONS - Financial Information (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Oct. 22, 2020	May 31, 2019	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Pro Forma Information [Abstract]
Net sales				$ 462,802	$ 382,029
Net income (loss)				$ 26,344	6,066
Narellan Group Pty Limited
Business Acquisition, Pro Forma Information [Abstract]
Net sales					15,893
Net income (loss)					$ (1,047)
GL International, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 46,700
Business Acquisition, Pro Forma Information [Abstract]
Net sales	7,689		$ 345,200
Net income (loss)	(1,123)		$ 21,952
Trade names | GL International, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 9,500
Amortization Period	9 years
Trade names and trademarks | Narellan Group Pty Limited
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 9,535
Amortization Period		25 years
Pool designs
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period				14 years
Pool designs | Narellan Group Pty Limited
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 5,728
Amortization Period		14 years
Patented technology | Narellan Group Pty Limited
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 1,410
Amortization Period		5 years
Franchise relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period				4 years
Franchise relationships | Narellan Group Pty Limited
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 1,187
Amortization Period		4 years
Dealer relationships | Narellan Group Pty Limited
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 472
Amortization Period		5 years
Dealer relationships | GL International, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 37,200
Amortization Period	8 years